Related Party Transactions - Analysis of Loan Activity to Directors, Executive Officers, and Associates of the Company and Its Subsidiary (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Beginning balance	$ 350,592	$ 3,306,412
New loans during the period	2,914,785	215,795
Repayments during the period	(126,125)	(3,171,615)
Ending balance	$ 3,139,252	$ 350,592